13F HR

<LIVE>
 <RETURN-COPY>       EMAIL
 <PERIOD>            June 30, 2007
 <FILER>
1010450
                     $2kuhwz

 </FILER>
 <SROS>              NONE
 <DOCUMENT-COUNT>    1
 <SUBMISSION-CONTACT>     Rosalind Walker
 <PHONE>             (312) 828-1600 ext. 225
 </SUBMISSION-CONTACT>
 <NOTIFY-INTERNET>   rwalker@kenwoodfund.com

 13F-HR

 Form 13F Holdings Report Initial Filing

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

 Form 13F

 Form 13F  COVER PAGE

 Report for the Calendar Year or Quarter Ended:  June 30, 2007

 Check here if Amendment  [   ] ;       Amendment Number:
 This Amendment (Check only one.):  [   ]  is a restatement.
                              [   ]  adds new holdings entries.
 Institutional Investment Manager Filing this Report:

 Name:    The Kenwood Group, Inc.
 Address:  One East Wacker
           Suite 1630

           Chicago, IL  60601

 13F File Number:   28-5410

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Rosalind Walker
 Title:    Director of Client Services
 Phone:    (312) 828-1600 ext. 225

 Signature, Place, and Date of Signing:

      Rosalind Walker      Chicago, IL         June 30, 2007

 Report Type (Check only one.)

 [X]        13F HOLDINGS REPORT.

 []        13F NOTICE.

 []        13F COMBINATION REPORT.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      0

 Form 13F Information Table Entry Total: 62

 Form 13F Information Table Value Total: 178354


 List of Other Included Managers:

 List of Other Managers Reporting for this Manager:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

 NONE

                                TITLE
                                OF                  VALUE   SHARES/   SHARE/  PUT/   INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP    (x$1000) PRN AMT    PRN    CALL  DISCRETN    MGRS    SOLE   SHARED   NONE
Administaff Inc.                COM        7094105     3,611  107,825   SH            SOLE             107,825   0       0
Alliant Techsystems, Inc.       COM       18804104       763    7,700   SH            SOLE               7,700   0       0
American Equity Investment Life COM       25676206     4,423  366,130   SH            SOLE             366,130   0       0
Apple Computer, Inc.            COM       37833100     1,541   12,630   SH            SOLE              12,630   0       0
BJ's Wholesale Club, Inc.       COM     05548J106      2,574   71,430   SH            SOLE              71,430   0       0
Barr Pharmaceuticals, Inc.      COM       68306109     4,363   86,859   SH            SOLE              86,859   0       0
CIT Group, Inc.                 COM      125581108     3,683   67,165   SH            SOLE              67,165   0       0
CSX Corp.                       COM      126408103     2,444   54,210   SH            SOLE              54,210   0       0
CapitalSource, Inc.             COM     14055X102      3,029  123,173   SH            SOLE             123,173   0       0
City National Corp.             COM      178566105     2,548   33,485   SH            SOLE              33,485   0       0
CommScope, Inc.                 COM      203372107       260    4,450   SH            SOLE               4,450   0       0
Computer Science Corp.          COM      205363104     1,204   20,350   SH            SOLE              20,350   0       0
DTE Energy Company              COM      233331107     1,573   32,625   SH            SOLE              32,625   0       0
E*TRADE Financial Corp.         COM      269246104     3,291  148,975   SH            SOLE             148,975   0       0
Eastman Chemical Company        COM      277432100     2,902   45,113   SH            SOLE              45,113   0       0
Eaton Vance Corp.               COM      278265103     4,319   97,760   SH            SOLE              97,760   0       0
First Horizon National Corp.    COM      320517105     2,201   56,430   SH            SOLE              56,430   0       0
Garmin Ltd.                     COM     G37260109      1,485   20,080   SH            SOLE              20,080   0       0
GlobalSantaFe Co.               COM     G3930E101      1,826   25,275   SH            SOLE              25,275   0       0
Health Management Assn.         COM      421933102     1,778  156,510   SH            SOLE             156,510   0       0
Hilton Hotels Corp.             COM      432848109     3,327   99,400   SH            SOLE              99,400   0       0
Hospira, Inc.                   COM      441060100     2,285   58,520   SH            SOLE              58,520   0       0
Limited Brands                  COM      532716107     3,941  143,575   SH            SOLE             143,575   0       0
MEMC Electric Materials         COM      552715104     3,813   62,380   SH            SOLE              62,380   0       0
Marshall & Ilsley               COM      571834100     2,422   50,860   SH            SOLE              50,860   0       0
McClatchy Co.                   COM      579489105     1,546   61,082   SH            SOLE              61,082   0       0
McCormick & Co.                 COM      579780206     5,082  133,110   SH            SOLE             133,110   0       0
NCR Corporation                 COM      6.29E+112     4,077   77,590   SH            SOLE              77,590   0       0
Nasdaq Stock Market Inc.        COM      631103108     2,929   98,600   SH            SOLE              98,600   0       0
National Semiconductor Corp.    COM      637640103       629   22,250   SH            SOLE              22,250   0       0
Nationwide Financial Services   COM      638612101     2,977   47,095   SH            SOLE              47,095   0       0
Noble Energy                    COM      655044105     1,454   23,300   SH            SOLE              23,300   0       0
Nuveen Investments Inc. CL A    COM     67090F106      4,116   66,225   SH            SOLE              66,225   0       0
Old Republic International Corp.COM      680223104     3,564  167,635   SH            SOLE             167,635   0       0
Omnicare, Inc.                  COM      681904108     3,128   86,735   SH            SOLE              86,735   0       0
Pactiv Corp.                    COM      695257105       543   17,030   SH            SOLE              17,030   0       0
Pepco Holdings                  COM      713291102     3,960  140,430   SH            SOLE             140,430   0       0
Pepsi Bottling Group            COM      713409100     3,341   99,190   SH            SOLE              99,190   0       0
Pitney Bowes                    COM      724479100     3,811   81,395   SH            SOLE              81,395   0       0
Puget Energy                    COM      745310102     2,807  116,075   SH            SOLE             116,075   0       0
Quest Diagnostics, Inc.         COM     74834L100      3,898   75,470   SH            SOLE              75,470   0       0
Roper Industries                COM      776696106     3,364   58,920   SH            SOLE              58,920   0       0
Rowan Companies, Inc.           COM      779382100     1,762   43,000   SH            SOLE              43,000   0       0
Royal Carribean Cruises, Ltd.   COM     V7780T103      2,173   50,560   SH            SOLE              50,560   0       0
SanDisk Corporation             COM     80004C101      4,513   92,205   SH            SOLE              92,205   0       0
Smithfield Foods, Inc.          COM      832248108     1,995   64,782   SH            SOLE              64,782   0       0
Southern Union Co.              COM      844030106     4,428  135,883   SH            SOLE             135,883   0       0
Sovereign Bancorp, Inc.         COM      845905108     2,840  134,358   SH            SOLE             134,358   0       0
Sunstone Hotel Investors, Inc.  COM      867892101     2,507   88,290   SH            SOLE              88,290   0       0
Syneron Medical Ltd.            COM     M87245102      1,244   49,850   SH            SOLE              49,850   0       0
Tellabs Inc.                    COM      879664100     4,061  377,438   SH            SOLE             377,438   0       0
The Hershey Company             COM      427866108     3,379   66,755   SH            SOLE              66,755   0       0
The PMI Group, Inc.             COM     69344M101      2,401   53,755   SH            SOLE              53,755   0       0
Tiffany & Company               COM      886547108     3,172   59,790   SH            SOLE              59,790   0       0
UAL Corporation                 COM      902549807     4,110  101,255   SH            SOLE             101,255   0       0
USG Corp.                       COM      903293405     2,461   50,190   SH            SOLE              50,190   0       0
Valero Energy                   COM     91913Y100      3,083   41,740   SH            SOLE              41,740   0       0
Western Digital                 COM      958102105     5,572  287,950   SH            SOLE             287,950   0       0
Willis Group Holdings           COM     G96655108      1,932   43,860   SH            SOLE              43,860   0       0
XTO Energy                      COM     98385X106      4,645   77,281   SH            SOLE              77,281   0       0
Xcel Energy, Inc.               COM     98389B100      2,568  125,440   SH            SOLE             125,440   0       0
iStar Financial, Inc.           COM     45031U101      2,676   60,370   SH            SOLE              60,370   0       0